Income and Expenses - Summary of Employee Benefits Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Wages and salaries	€ 915.0	€ 814.0	€ 617.8
Social security costs	110.0	113.7	76.7
Pension costs	4.7	3.5	4.1
Total	€ 1,029.7	€ 931.2	€ 698.6